UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21384

New River Funds

(Exact name of registrant as specified in charter)

1881 Grove Avenue, Radford, VA

24141

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

9/30

Date of reporting period: 6/30/08

Item 1.  Schedule of Investments.

New River Funds
Core Equity Fund - Schedule of Investments (Unaudited)
June 30, 2008

	Shares	Market Value
COMMON STOCKS- 98.47%
Aerospace/Defense - 5.99%
Boeing Co.	3,500	$ 230,020
L3 Communications Holding	1,970	179,014
		409,034
Auto Parts & Equipments - 2.73%
Johnson Controls, Inc.	6,500	186,420

Banks - 8.94%
BB&T Corp.	6,500	148,005
State Street Corp.	4,100	262,359
Westpac Banking Corp. - ADR	2,100	200,109
		610,473
Beverages - 3.07%
PepsiCo, Inc.	3,300	209,847

Building Materials - 3.47%
Cemex SAB de C.V. - ADR*	9,587	236,799

Computer Software & Programming - 2.44%
Check Point Software Technologies Ltd.*	7,050	166,874

Consumer Services - 5.01%
Western Union Co.	13,850	342,372

Cosmetics/Personal Care - 2.76%
Procter & Gamble Co.	3,100	188,511

Display Technologies - 3.54%
Corning, Inc.	10,480	241,564

Financial Services - 8.77%
Franklin Resources, Inc.	3,100	284,115
Goldman Sachs Group, Inc.	1,800	314,820
		598,935

New River Funds
Core Equity Fund- Schedule of Investments (Unaudited) (Continued)
June 30, 2008

	Shares	Market Value
Food - 3.15%
Nestle SA - ADR	1,900	$ 215,256

Healthcare Plans - 7.38%
Laboratory Corp of America *	2,050	142,742
UnitedHealth Group, Inc.	6,500	170,625
Wellpoint, Inc.*	4,000	190,640
		504,007
Iron/Steel - 3.01%
Nucor Corp.	2,750	205,342

Machinery - 3.78%
Caterpillar, Inc.	3,500	258,370

Miscellaneous Manufacturing - 2.30%
Ingersoll-Rand Co. Ltd. - Cl. A	4,190	156,832

Networking and Communication Devices - 4.36%
Cisco Systems, Inc.*	12,800	297,728

Oil & Gas - 13.99%
ConocoPhillips	2,900	273,731
Devon Energy Corp.	2,500	300,400
Transocean, Inc. *	2,500	380,975
		955,106
Retail - 9.47%
Abercrombie & Fitch Co.- Cl. A	3,540	221,887
Best Buy, Inc.	5,612	222,235
Coach, Inc.*	7,000	202,160
		646,282
Software - 4.31%
Oracle Corp.*	14,000	294,000

TOTAL COMMON STOCKS (Cost $6,529,262)		6,723,752

New River Funds
Core Equity Fund- Schedule of Investments (Unaudited) (Continued)
June 30, 2008

	Shares	Market Value
SHORT TERM INVESTMENTS - 1.99%
Bank of New York Hamilton Fund Premier Class, 2.16%+
(Cost $135,842)	135,842	$ 135,842

TOTAL INVESTMENTS (Cost $6,665,104) - 100.46%		6,859,594
Other assets less liabilities - (0.46)%		(31,743)
NET ASSETS - 100.00%		$ 6,827,851

*Non-income producing security.
ADR - American Depositary Receipt.
+Reflects yield at June 30, 2008.

At June 30, 2008, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost		$ 812,029
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value		(617,539)
unrealized appreciation		$ 194,490

New River Funds
Small Cap Fund - Schedule of Investments (Unaudited)
June 30, 2008

	Shares	Market Value
COMMON STOCKS- 91.71%
Apparel Manufacturers - 3.90%
Columbia Sportswear Co.	79,600	$ 2,925,300

Banks - 3.04%
Colonial Bancorp, Inc.	515,000	2,276,300

Basic Materials - 1.19%
Caraustar Industries, Inc *	306,945	893,210

Chemicals - 5.10%
Arch Chemicals, Inc.	115,200	3,818,880

Coal - 6.17%
James River Coal Co.*	78,800	4,624,772

Construction Services - 5.61%
URS Corp.*	100,100	4,201,197

Diversified Manufacturing - 5.05%
Trinity Industries, Inc.	109,100	3,784,679

Energy - 3.93%
OGE Energy Corp.	92,900	2,945,859

Environmental Control - 2.20%
Darling International, Inc.*	99,820	1,649,026

Financial Services - 3.85%
Affiliated Managers Group*	32,000	2,881,920

New River Funds
Small Cap Fund - Schedule of Investments (Unaudited) (Continued)
June 30, 2008

	Shares	Market Value
Food Processing - 5.06%
Smithfield Foods, Inc.*	190,600	$ 3,789,128

Healthcare - 0.16%
America Service Group, Inc.*	13,364	122,281

Machinery - 13.15%
AGCO Corp.*	73,600	3,857,376
Cascade Corp.	93,000	3,935,760
Nordson Corp.	28,300	2,062,787
		9,855,923
Media - 1.44%
Gray Television, Inc.	375,000	1,076,250

Mining - 3.25%
USEC, Inc.*	401,000	2,438,080

Miscellaneous Manufacturing - 4.37%
Koppers Holdings, Inc.	78,300	3,278,421

Oil & Gas - 4.56%
PetroQuest Energy, Inc.*	127,000	3,416,300

Recreational Products - 5.49%
Polaris Industries, Inc.	101,800	4,110,684

Retail - 4.98%
Tractor Supply Co.*	128,500	3,731,640

Savings & Loans - 5.02%
Washington Federal, Inc.	207,800	3,761,180

New River Funds
Small Cap Fund - Schedule of Investments (Unaudited) (Continued)
June 30, 2008

	Shares	Market Value
Telecommunications Equipment - 4.19%
Newport Corp.*	275,500	$ 3,137,945

TOTAL COMMON STOCKS (Cost $74,525,620)		68,718,975

SHORT TERM INVESTMENTS - 13.42%
Bank of New York Hamilton Fund Premier Class, 2.16%+	10,055,695	10,055,695
(Cost $10,055,695)

TOTAL INVESTMENTS (Cost $84,581,315) - 105.13%		78,774,670
Other assets less liabilities - (5.13)%		(3,846,040)
NET ASSETS - 100.00%		$ 74,928,630
*Non-income producing security.
+Reflects yield at June 30, 2008.

At June 30, 2008, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost		$ 8,782,993
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value		(14,589,638)
Net unrealized depreciation		$ (5,806,645)

Security Valuation- Securities listed on any national securities exchange or designated national market system securities are valued at the last reported sales price.  Nasdaq traded securities are valued using the Nasdaq Official Closing Price (NOCP).  Securities actively traded in the over-the-counter market but not designated as national market system securities are valued at the last quoted bid price. Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using the current exchange rates.

Fixed income securities generally are valued by using market quotations as supplied by nationally recognized bond pricing services.  Fixed income securities not covered by pricing services are valued using bid prices obtained from dealers maintaining an active market in the security.

Securities for which current market quotations are not readily available, or securities for which the last bid price does not accurately reflect the current value, are valued at their fair value as determined in good faith under the procedures established by and under the general supervision of the Trust’s Board of Trustees (the “Trustees”) in accordance with the Trust's Portfolio Securities Valuation Procedures (the "Procedures").  The Procedures consider, among others, the following factors to determine a security's fair value:  the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using the amortized cost method.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive/principal financial officer, or persons performing similar functions, has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on his evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New River Funds

By   /s/Doit L. Koppler II

       Doit L. Koppler II

       Principal Executive Officer/Principal Financial Officer, New River Funds

Date

8/28/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Doit L. Koppler II

     Doit L. Koppler II

     Principal Executive Officer/Principal Financial Officer, New River Funds

Date

8/28/08